Property, Plants and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes:
Beginning balance	[1]	$ 7,693,156
Increases other than from business combinations		825,403	$ 801,266
Ending balance		8,092,467	7,693,156	[1]
Construction in Progress [Member]
Changes:
Beginning balance		848,636	855,089
Increases other than from business combinations		815,269	786,488
Acquisitions through business combinations			5,140
Increases (decreases) from foreign currency translation differences, net		(37,686)	(33,100)
Increases (decreases) from transfers and other changes		(796,707)	(740,651)
Increases (decreases) from transfers from construction in progress		(796,707)	(740,651)
Disposals and removal from service		(111)	(23,353)
Disposals		5
Removals		(116)	(23,353)
Other increases (decreases)		158	(977)
Total changes		(19,077)	(6,453)
Ending balance		829,559	848,636
Land [Member]
Changes:
Beginning balance		151,430	141,522
Increases other than from business combinations		3	128
Acquisitions through business combinations			4,222
Increases (decreases) from foreign currency translation differences, net		1,646	6,395
Increases (decreases) from transfers and other changes		2,631	(693)
Increases (decreases) from transfers from construction in progress		2,631	(693)
Disposals and removal from service		(169)	(99)
Disposals		(169)	(6)
Removals			(93)
Other increases (decreases)		(56)	(45)
Total changes		4,055	9,908
Ending balance		155,485	151,430
Buildings [Member]
Changes:
Beginning balance		106,212	99,980
Increases other than from business combinations		13	73
Acquisitions through business combinations			7,962
Increases (decreases) from foreign currency translation differences, net		(1,362)	2,407
Depreciation		(4,729)	(3,971)
Increases (decreases) from transfers and other changes		23,609	(211)
Increases (decreases) from transfers from construction in progress		23,609	(211)
Disposals and removal from service		(267)	(28)
Disposals		(244)	(4)
Removals		(23)	(24)
Other increases (decreases)		4,081
Total changes		21,345	6,232
Ending balance		127,557	106,212
Plant and Equipment [Member]
Changes:
Beginning balance		4,013,530	3,759,141
Increases other than from business combinations		6,338	4,295
Increases (decreases) from foreign currency translation differences, net		18,836	286,922
Depreciation		(216,852)	(192,355)
Impairment (losses) reversals recognized in profit or loss		(10,242)
Increases (decreases) from transfers and other changes		141,901	197,004
Increases (decreases) from transfers from construction in progress		141,901	197,004
Disposals and removal from service		(488)	(39,640)
Disposals			(36,494)
Removals		(488)	(3,146)
Other increases (decreases)		(1,200)	(1,837)
Total changes		(61,707)	254,389
Ending balance		3,951,823	4,013,530
Network Infrastructure [Member]
Changes:
Beginning balance		2,349,651	1,951,520
Increases other than from business combinations			2,697
Acquisitions through business combinations			119,884
Increases (decreases) from foreign currency translation differences, net		(66,040)	(133,636)
Depreciation		(151,856)	(127,444)
Impairment (losses) reversals recognized in profit or loss		54,819
Increases (decreases) from transfers and other changes		547,973	540,513
Increases (decreases) from transfers from construction in progress		547,973	540,513
Disposals and removal from service		(3,007)	(3,813)
Removals		(3,007)	(3,813)
Other increases (decreases)		57	(70)
Total changes		381,946	398,131
Ending balance		2,731,597	2,349,651
Fixtures and Fittings [Member]
Changes:
Beginning balance		93,653	106,904
Increases other than from business combinations		3,454	3,963
Acquisitions through business combinations		13,212	2,078
Increases (decreases) from foreign currency translation differences, net		(3,930)	8,800
Depreciation		(21,403)	(15,642)
Increases (decreases) from transfers and other changes		17,961	718
Increases (decreases) from transfers from construction in progress		17,961	718
Disposals and removal from service		(2,975)	(274)
Disposals		(3)	(148)
Removals		(2,972)	(126)
Other increases (decreases)		13,111	(12,894)
Total changes		19,430	(13,251)
Ending balance		113,083	93,653
Other Property, Plant and Equipment Under Financial Lease [Member]
Changes:
Beginning balance		130,044	131,533
Increases other than from business combinations		326	3,622
Acquisitions through business combinations			329
Increases (decreases) from foreign currency translation differences, net		4,936	1,887
Depreciation		(12,695)	(8,973)
Increases (decreases) from transfers and other changes		62,632	3,320
Increases (decreases) from transfers from construction in progress		62,632	3,320
Disposals and removal from service		(73)	(1,674)
Disposals			(1,633)
Removals		(73)	(41)
Other increases (decreases)		(1,807)
Total changes		53,319	(1,489)
Ending balance		183,363	130,044
Property, Plant and Equipment, Net [Member]
Changes:
Beginning balance		7,693,156	7,045,689
Increases other than from business combinations		825,403	801,266
Acquisitions through business combinations		13,212	139,615
Increases (decreases) from foreign currency translation differences, net		(83,600)	139,675
Depreciation		(407,535)	(348,385)
Impairment (losses) reversals recognized in profit or loss		44,577
Disposals and removal from service		(7,090)	(68,881)
Disposals		(411)	(38,285)
Removals		(6,679)	(30,596)
Other increases (decreases)		14,344	(15,823)
Total changes		399,311	647,467
Ending balance		$ 8,092,467	$ 7,693,156

[1]	As Restated